Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 55,510	$ 40,364
Carrying amount of associated liabilities	52,093	39,568
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	33,878	3,324
Carrying amount of associated liabilities	3,324	2,655
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	2,387	2,441
Carrying amount of associated liabilities	2,388	2,466
Fair value of transferred assets	2,377	2,455
Fair value of associated liabilities	2,378	2,458
Net position	$ (1)	$ (3)